THE SWISS HELVETIA FUND, INC.
Schedule of Investments by Industry (Unaudited)	March 31, 2022

			Percent
No. of			of Net
Shares	Security	Value	Assets
Common Stock — 98.03%
Banks — 3.65%
99,580	Credit Suisse Group AG	$794,259	0.57%
	A global diversified financial services company with significant activity in private banking, investment banking and asset management.
	(Cost $1,231,852)
216,000	UBS Group AG	4,258,973	3.08%
	Provides retail banking, corporate and institutional banking, wealth management, asset management and investment banking.
	(Cost $2,958,201)
		5,053,232	3.65%

Biotechnology — 2.07%
41,308	Idorsia Ltd. [1]	827,282	0.59%
	Researches, develops, and manufactures pharmaceutical, biological, and diagnostic products.
	(Cost $1,141,326)
2,386	Lonza Group AG	1,742,863	1.26%
	Produces organic fine chemicals, biocides, active ingredients, and biotechnology products.
	(Cost $1,570,097)
3,788	PolyPeptide Group AG [1]	302,546	0.22%
	Operates as a biotechnology company. The Company focuses on producing proprietary and generic GMP grade peptides for the pharmaceutical and biotechnology industry.
	(Cost $266,102)
		2,872,691	2.07%

Building Materials — 3.09%
600	Forbo Holding AG	1,027,547	0.74%
	Produces floor coverings, adhesives and belts for conveying and power transmission.
	(Cost $952,577)
2,100	Geberit AG	1,305,754	0.94%

Manufactures and supplies water supply pipes and fittings, installation, and drainage and flushing systems such as visible cisterns other sanitary systems for the commercial and residential construction markets.

	(Cost $1,000,204)
5,841	Sika AG	1,951,125	1.41%

Manufactures construction materials, producing concrete and mixtures, mortar, sealants and adhesives, tooling resins, anti-static industrial flooring, and acoustic materials. The company serves customers worldwide.

	(Cost $1,087,369)
		4,284,426	3.09%

Chemicals — 0.23%
78	Givaudan SA	324,375	0.23%
	Manufactures and markets fragrances and flavors from natural and synthetic ingredients. The Company sells its products to manufactures of perfumes, beverages, prepared foods, and consumer goods.
	(Cost $354,011)
		324,375	0.23%

Commercial Services — 0.45%
221	SGS SA	618,632	0.45%
	Provides industrial inspection, analysis, testing, and verification services.
	(Cost $553,249)
		618,632	0.45%

Computers — 3.53%
52,800	Logitech International SA	3,970,399	2.87%

Engages in the development and marketing of hardware and software products that enable or enhance digital navigation, music and video entertainment, gaming, social networking and audio and video communication.

	(Cost $1,662,396)
64,811	SoftwareONE Holding AG	919,785	0.66%
	Provides IT services. The Company offers cloud computing, portfolio management, procurment, unified communication, and other related solutions.
	(Cost $1,405,296)
		4,890,184	3.53%

Diversified Financial Services — 4.23%
31,835	Julius Baer Group Ltd.	1,863,917	1.35%

Provides private banking services. The company advises on wealth management, financial planning and investments; offers mortgage and other lending, foreign exchange, securities trading, custody and execution services.

	(Cost $1,344,842)
14,830	Swissquote Group Holding SA	2,713,798	1.96%
	Through its subsidiaries, offers online financial services. The company operates an online trading system which offers customers real-time securities quotes on the Swiss Stock Exchange.
	(Cost $1,800,897)
13,408	VZ Holding AG	1,274,871	0.92%

Provides independent financial advice to private individuals and companies. The company consults on investment, tax and inheritance planning and provides advice regarding insurance products and coverage.

	(Cost $438,472)
		5,852,586	4.23%

Electric — 0.84%
9,280	BKW AG	1,169,769	0.84%

Provides energy supply services. The company focuses on the production, transportation, trading and sale of energy. In addition to energy supply, the company also develops, implements and operates energy solutions for its clients.

	(Cost $541,503)
		1,169,769	0.84%

Electronic Components & Equipment — 2.39%
77,110	ABB Ltd.	2,528,018	1.82%
	Provides power and automation technologies. The company operates under segments that include power products, power systems, automation products, process automation, and robotics.
	(Cost $1,759,036)
2,695	Comet Holding AG	786,316	0.57%
	Develops, produces, and distributes components and systems for x-ray tubes, vacuum condensers, and radio frequency, as well as other medical products.
	(Cost $928,310)
		3,314,334	2.39%

Food — 20.32%
806,000	Aryzta AG [1]	832,056	0.60%

Produces and retails specialty bakery products. The Company produces French breads, pastries, continental breads, confections, artisan breads, homestyle lunches, viennoiserie, patisserie, cookies, pizza, appetizers, and sweet baked goods.

	(Cost $1,108,977)
209,105	Nestle SA	27,312,601	19.72%
	One of the world's largest food and beverage processing companies.
	(Cost $14,429,871)
		28,144,657	20.32%

Hand/Machine Tools — 0.47%
2,980	Schindler Holding AG	644,412	0.47%

Manufactures and installs elevators, escalators, and moving walkways internationally. The company's products are used in airports, subway stations, railroad terminals, shopping centers, cruise ships, hotels, and office buildings. The company also offers maintenance services.

	(Cost $627,924)
		644,412	0.47%

Healthcare-Products — 5.48%
10,200	Alcon, Inc.	816,887	0.59%
	Manufactures eye care products. The company produces and markets vitreoretinal and cataract surgery, contact lenses, and refractive technology products.
	(Cost $667,799)
125,416	Eyesense AG, Series A [1,2,3]	46,337	0.04%
	A spin-out from Ciba Vision AG. Develops novel ophthalmic self- diagnostic systems for glucose monitoring of diabetes patients.
	(Cost $3,007,048)
3,618	Medacta Group SA [1]	433,256	0.31%
	Produces and distributes medical devices. The company develops, manufactures, and distributes orthopedic and neurosurgical medical devices.
	(Cost $358,119)
7,111	SKAN Group AG	494,544	0.36%
	Provides health care supplies. The Company offers isolators, cleanroom devices, and decontamination processes for the aseptic production of the biopharmaceutical products.
	(Cost $550,502)
5,140	Sonova Holding AG	2,164,916	1.56%
	Designs and produces wireless analog and digital in-the-ear and behind-the-ear hearing aids and miniaturized voice communications systems.
	(Cost $791,799)
221,085	Spineart SA [1,2,3]	1,511,138	1.09%
	Designs and markets an innovative full range of spine products, including fusion and motion preservation devices, focusing on easy to implant high-end products to simplify the surgical act.
	(Cost $1,554,486)
5,295	Tecan Group AG	2,117,424	1.53%
	Manufactures and distributes laboratory automation components and systems. The products are mainly used by research and diagnostic laboratories.
	(Cost $486,487)
		7,584,502	5.48%

Industrials — 3.81%
2,900	Belimo Holding AG	1,552,024	1.12%
	Manufactures heating, ventilation and air conditioning equipment.
	(Cost $344,115)
1,900	Daetwyler Holding AG	631,785	0.46%
	Manufactures rubber components and sealing solutions for the automotive, pharmaceutical and civil engineering industries.
	(Cost $686,154)
234,000	OC Oerlikon Corp. AG	1,881,662	1.36%
	Manufactures industrial equipment. The Company produces protective coatings for precision tools and components, equipment for textile production, and propulsion technology drive systems.
	(Cost $2,574,223)
3,137	VAT Group AG	1,208,099	0.87%
	Developer, manufacturer and supplier of vacuum valves, multi-valve modules and edge-welded bellows for use in semiconductor, display and solar panel manufacturing.
	(Cost $1,263,665)
		5,273,570	3.81%

Insurance — 8.46%
9,760	Baloise Holding AG	1,751,020	1.26%
	Offers group and individual life, health, accident, liability property, and transportation insurance to customers in Europe. The Company also offers private banking and asset management services.
	(Cost $1,504,078)
9,100	Helvetia Holding AG	1,193,556	0.86%

Provides a broad range of life, casualty, liability, accident and transportation insurance in Switzerland and in other European countries. The Company insures individuals, property such as vehicles and buildings, and consumer goods and personal belongings

	(Cost $801,083)
4,130	Swiss Life Holding AG	2,666,717	1.93%
	Provides life insurance and institutional investment management.
	(Cost $1,109,486)
12,302	Zurich Insurance Group AG	6,106,551	4.41%

Provides insurance-based financial services. The company offers general and life insurance products and services for individuals, small businesses, commercial enterprises, mid-sized and large corporations, and multinational companies.

	(Cost $4,005,851)
		11,717,844	8.46%

Metal Fabricate/Hardware — 1.28%
12,700	SFS Group AG	1,777,517	1.28%
	Provides automotive products, building and electronic components, flat roofing and solar fastening systems. The company operates production facilities in Asia, Europe and North America.
	(Cost $846,209)
		1,777,517	1.28%

Packaging & Containers — 2.41%
131,300	SIG Combibloc Group AG	3,338,680	2.41%
	The company, through its subsidiaries, manufactures and produces bottling machines and systems for the food and beverage industries. The company serves customers worldwide.
	(Cost $1,687,309)
		3,338,680	2.41%

Pharmaceuticals — 25.75% [6]
178,900	Novartis AG	15,795,300	11.40%
	One of the leading manufacturers of branded and generic pharmaceutical products.
	(Cost $10,001,212)
49,901	Roche Holding AG	19,870,928	14.35%

Develops and manufactures pharmaceutical and diagnostic products. Produces prescription drugs to treat cardiovascular, infectious and autoimmune diseases and for other areas including dermatology and oncology.

	(Cost $9,346,153)
		35,666,228	25.75%

Private Equity — 2.82%
3,113	Partners Group Holding AG	3,902,033	2.82%

A global private markets investment management firm with investment programs under management in private equity, private real estate, private infrastructure and private debt. The firm manages a broad range of customized portfolios for an international clientele of institutional investors. Partners Group is headquartered in Zug, Switzerland.

	(Cost $3,051,441)
		3,902,033	2.82%

Retail — 5.57%
45,498	Cie Financiere Richemont SA	5,834,028	4.21%
	Manufactures and retails luxury goods. Produces jewelry, watches, leather goods, writing instruments and men’s and women’s wear.
	(Cost $3,451,947)
34,200	Swatch Group AG - Registered Shares	1,873,056	1.36%
	Manufactures finished watches, movements and components. Produces components necessary to its various watch brand companies. The company also operates retail boutiques.
	(Cost $2,728,829)
		7,707,084	5.57%

Semiconductors — 1.18%
105,000	AMS AG [1]	1,627,628	1.18%
	Designs and manufactures advanced sensor solutions. The company also delivers a broad range of technology solutions for consumer electronics and communication device manufactures.
	(Cost $1,780,070)
		1,627,628	1.18%

	Total Common Stock
	(Cost $89,760,577)	135,764,384	98.03%

Preferred Stock — 0.03%
Industrial Goods & Services — 0.03%
500,863	SelFrag AG Class A [1,2,3]	48,984	0.03%
	Designs, manufactures and sells industrial machines and processes using selective fragmentation technology.
	(Cost $1,932,198)
		48,984	0.03%

	Total Preferred Stock
	(Cost $1,932,198)	48,984	0.03%

Limited Partnership — 0.70%
Biotechnology — 0.70%
3,294,705	Aravis Biotech II, Limited Partnership [1,3,4]	965,409	0.70%
	Makes early stage venture investments in the biotechnology & pharmaceuticals industry.
	(Cost $1,810,184)
		965,409	0.70%

	Total Limited Partnership
	(Cost $1,810,184)	965,409	0.70%

Short-Term Investment — 0.35%
481,370	U.S. Bank Money Market Deposit Account, 0.130% [5]	481,370	0.35%

	(Cost $481,370)
		481,370	0.35%

	Total Short-Term Investment
	(Cost $481,370)	481,370	0.35%

	Total Investments
	(Cost $93,984,329)	137,260,147	99.11%

	Other Assets Less Liabilities	1,238,762	0.89%
	Net Assets	$138,498,909	100.00%

Net Asset Value Per Share:
	($138,498,909 ÷13,212,254 shares outstanding, $0.001 par value: 50 million shares authorized)		$10.48

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.
Schedule of Investments by Industry (Unaudited)						March 31, 2022
(continued)

[1] Non-income producing security.
[2] Value determined using significant unobservable inputs.
[3] Illiquid. There is not a public market for these securities in the United States or in any foreign jurisdiction, including Switzerland. Securities are priced at Fair Value in accordance with the Fund's valuation policy and procedures. At the end of the period, the aggregate Fair Value of these securities amounted to $2,571,868 or 1.86% of the Fund's net assets. Additional information on these securities is as follows:

Security			Acquisition Date				Cost
Aravis Biotech II, Limited Partnership			July 31, 2007 – May 29, 2018				$1,810,184
Eyesense AG – Common Shares			July 22, 2010 – October 3, 2011				3,007,048
SelFrag AG – Class A – Preferred Shares			December 15, 2011 – January 28, 2014				1,932,198
Spineart SA – Common Shares			December 22, 2010 - December 20, 2020				1,554,486
							$8,303,916

[4] Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the company's outstanding voting securities or an equivalent interest in the company. Details related to affiliated company holdings are as follows:

					Change in
	Value	Gross	Gross	Realized	Unrealized	Interest	Value
Name of Issuer	as of 12/31/21	Additions	Reductions	Gain/(Loss)	Gain/(Loss)	Income	as of 3/31/22
Aravis Biotech II, Limited Partnership	$ 1,024,517	$ -	$ -	$ -	$ (59,108)	$ -	$ 965,409
	$ 1,024,517	$ -	$ -	$ -	$ (59,108)	$ -	$ 965,409

5 Rate shown is the seven day annualized yield as of March 31, 2022.
6  The Fund has a fundamental investment policy that prohibits it from investing 25% or more of its total assets in a particular industry. As of March 31, 2022, the Fund had more than 25% of its total assets invested in the pharmaceuticals industry as a result of the appreciation of the value of its existing investments. The Fund will not invest in any additional companies in the industry until such time that the percentage of the Fund’s total assets invested in that industry is below 25%.

See Notes to Schedule of Investments

PORTFOLIO HOLDINGS
% of Net Assets as of March 31, 2022
Pharmaceuticals	25.75%
Food	20.32%
Insurance	8.46%
Retail	5.57%
Healthcare-Products	5.48%
Diversified Financial Services	4.23%
Industrials	3.81%
Banks	3.65%
Computers	3.53%
Building Materials	3.09%
Private Equity	2.82%
Biotechnology	2.77%
Packaging & Containers	2.41%
Electronic Components & Equipment	2.39%
Metal Fabricate/Hardware	1.28%
Semiconductors	1.18%
Electric	0.84%
Hand/Machine Tools	0.47%
Commercial Services	0.45%
Short-Term Investment	0.35%
Chemicals	0.23%
Industrial Goods & Services	0.03%
Other Assets Less Liabilities	0.89%
100.00%

TOP 10 PORTFOLIO HOLDINGS
% of Net Assets as of March 31, 2022
Nestle SA	19.72%
Roche Holding AG	14.35%
Novartis AG	11.40%
Zurich Insurance Group AG	4.41%
Cie Financiere Richemont SA	4.21%
UBS Group AG	3.08%
Logitech International SA	2.87%
Partners Group Holding AG	2.82%
SIG Combibloc Group AG	2.41%
ABB Ltd.	1.82%

 THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited)

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical assets and liabilities

Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

TOPIC 820 TABLE

Investments in Securities*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV**	Total
Common Stock	$134,206,909	$-	$1,557,475	$-	$135,764,384
Preferred Stock	-	-	48,984	-	48,984
Limited Partnership	-	-	-	965,409	965,409
Money Market Deposit Account	-	481,370	-	-	481,370
Total Investments in Securities	$134,206,909	$481,370	$1,606,459	$965,409	$137,260,147

* Please see the Schedule of Investments for industry classifications.
**   As of March 31, 2022, certain of the Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with ASU 2015-07. The fair value amount presented in this table is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the schedule of investments.

The Fund values its investment in a private equity limited partnership in accordance with Accounting Standards Codification 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASC 820-10-35”). ASC 820-10-35 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the NAV of the investment is not as of the Fund’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. Inputs and valuation techniques for these adjustments may include fair valuations of the partnership and its portfolio holdings provided by the partnership’s general partner or manager, other available information about the partnership’s portfolio holdings, values obtained on redemption from other limited partners, discussions with the partnership’s general partner or manager and/or other limited partners and comparisons of previously-obtained estimates to the partnership’s audited financial statements. In using the unadjusted NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered. Attributes of those investments include the investment strategies of the privately held companies and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Level 3 securities, which are listed in Note 3 to the Schedule of Investments, consist of the Fund’s investments in privately-held companies.

Inputs and valuation techniques used by the Fund to value its Level 3 investments in privately-held companies may include the following: acquisition cost; fundamental analytical data; discounted cash flow analysis; nature and duration of restrictions on disposition of the investment; public trading of similar securities of similar issuers; economic outlook and condition of the industry in which the issuer participates; financial condition of the issuer; and the issuer’s prospects, including any recent or potential management or capital structure changes. Although these valuation inputs may be observable in the marketplace as is characteristic of Level 2 investments, the privately-held companies, categorized as Level 3 investments, generally are highly illiquid in terms of resale.

When valuing Level 3 investments, management also may consider potential events that could have a material impact on the operations of a privately-held company. Not all of these factors may be considered or available, and other relevant factors may be considered on an investment-by-investment basis.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

LEVEL 3 ROLLFORWARD TABLE

	Common Stock	Preferred Stock	Total
Balance as of December 31, 2021	$1,573,030	$49,473	$1,622,503
Change in Unrealized Appreciation/Depreciation (a)	(15,555)	(489)	(16,044)
Net Realized Gain (Loss)	-	-	-
Gross Purchases	-	-	-
Gross Sales	-	-	-
Transfer out of Level 3	-	-	-
Balance as of March 31, 2022	$1,557,475	$48,984	$1,606,459
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2022	(15,555)	(489)	(16,044)

(a)	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on March 31, 2022.